Employee Defined Benefit Obligations - Summary of Reconciliation for Net Defined Benefit Liability (Details) - Pension defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	$ 26.4	$ 43.8
Administrative and marketing expenses
Interest expense (income)	0.1	0.6
Past service cost	0.0	0.3
Administrative expenses paid by the Plans	1.0	1.1
Net defined benefit liability asset included in profit or loss	1.1	2.0
Other comprehensive loss (income)
Return on the plan assets, excluding interest income	11.1	(41.1)
Actuarial (gains) losses arising from:
Changes in demographic assumptions	5.0	1.0
Changes in financial assumptions	0.5	40.0
Experience adjustments	(1.8)	0.6
Remeasurement loss (gain) on net employee defined benefit liability, before tax	14.8	0.5
Effect of movement in exchange rates	(0.3)	0.3
Net defined benefit liability asset included in other comprehensive income	14.5	0.8
Other
Benefits paid	0.0	0.0
Contributions by employer	(16.2)	(20.2)
Other net defined benefit liability asset	(16.2)	(20.2)
Balance, end of the year	25.8	26.4
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	601.6	563.1
Administrative and marketing expenses
Interest expense (income)	6.8	10.6
Past service cost	0.0	0.3
Administrative expenses paid by the Plans	0.0	0.0
Net defined benefit liability asset included in profit or loss	6.8	10.9
Other comprehensive loss (income)
Return on the plan assets, excluding interest income	0.0	0.0
Actuarial (gains) losses arising from:
Changes in demographic assumptions	5.0	1.0
Changes in financial assumptions	0.5	40.0
Experience adjustments	(1.8)	0.6
Remeasurement loss (gain) on net employee defined benefit liability, before tax	3.7	41.6
Effect of movement in exchange rates	(10.4)	6.1
Net defined benefit liability asset included in other comprehensive income	(6.7)	47.7
Other
Benefits paid	(15.6)	(20.1)
Contributions by employer	0.0	0.0
Other net defined benefit liability asset	(15.6)	(20.1)
Balance, end of the year	586.1	601.6
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	575.2	519.3
Administrative and marketing expenses
Interest expense (income)	6.7	10.0
Past service cost	0.0	0.0
Administrative expenses paid by the Plans	(1.0)	(1.1)
Net defined benefit liability asset included in profit or loss	5.7	8.9
Other comprehensive loss (income)
Return on the plan assets, excluding interest income	(11.1)	41.1
Actuarial (gains) losses arising from:
Changes in demographic assumptions	0.0	0.0
Changes in financial assumptions	0.0	0.0
Experience adjustments	0.0	0.0
Remeasurement loss (gain) on net employee defined benefit liability, before tax	(11.1)	41.1
Effect of movement in exchange rates	(10.1)	5.8
Net defined benefit liability asset included in other comprehensive income	(21.2)	46.9
Other
Benefits paid	(15.6)	(20.1)
Contributions by employer	16.2	20.2
Other net defined benefit liability asset	0.6	0.1
Balance, end of the year	$ 560.3	$ 575.2